UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______to _____________

Date of Report (Date of earliest event reported): __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001755608

Central Index Key Number of issuing entity (if applicable): 0001920607

Central Index Key Number of underwriter (if applicable): N/A

DLLST 2022-1 LLC

(Exact name of issuing entity as specified in its charter)

Dominic A. Liberatore, (610) 386-5672

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Agreed-upon procedures report, dated March 31, 2022, of PricewaterhouseCoopers LLP

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 19, 2022

DLLST 2022-1 LLC

By De Lage Landen Financial Services, Inc., its Manager

By	/s/ Eileen Schoonmaker
Name: Eileen Schoonmaker
Title: President

By	/s/ Chris Morris
Name: Chris Morris
Title: U.S. Treasurer